Other Financial Liabilities at Fair Value Through Profit or Loss - Parent	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Other Financial Liabilities at Fair Value Through Profit or Loss
22. OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

		Group
	2022	2021
	£m	£m
US$30bn Euro Medium Term Note Programme	3	5
Structured Notes Programmes	375	413
Eurobonds	102	142
Structured deposits	321	223
Collateral and associated financial guarantees	2	20
	803	803
For the Santander UK group all (2021: all) of the other financial liabilities at FVTPL were designated as such.
Collateral and associated financial guarantees in the table above represent collateral received, together with associated credit protection guarantees, in respect of the proceeds of the retained senior tranches of credit linked notes described in Note 39.
Gains and losses arising from changes in the credit spread of securities issued by the Santander UK group reverse over the contractual life of the debt, provided that the debt is not repaid at a premium or a discount. The net gain during the year attributable to changes in the Santander UK group’s own credit risk on the above securities was £25m (2021: £12m loss, 2020: £3m loss). The cumulative net gain attributable to changes in the Santander UK group’s own credit risk on the above securities at 31 December 2022 was £15m (2021: £10m loss, 2020: £3m loss).
At 31 December 2022, the amount that would be required to be contractually paid at maturity of the securities above was £138m higher (2021: £nil) higher than the carrying value.
Santander UK Group Holdings plc
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Other Financial Liabilities at Fair Value Through Profit or Loss
46.8 OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

	2022	2021
	£m	£m
Medium-term notes	7,888	4,190
	7,888	4,190
Other financial liabilities at FVTPL comprised £7,888m (2021: £4,190m) of other financial liabilities designated at FVTPL.
In 2022, as part of MREL requirements, the Company issued £3,991m (2021: £2,847m) of debt securities, which were then downstreamed to Santander UK plc.
Gains and losses arising from changes in the credit spread of securities issued by the Santander UK group reverse over the contractual life of the debt, provided that the debt is not repaid at a premium or a discount. The cumulative net gain or loss at 31 December 2022, and net gain or loss for the year attributable to changes in the Santander UK group’s own credit risk on the above securities was £nil (2021: £nil) and has been included in profit and loss to offset credit risk on internal MREL assets held which are required to be recorded at FVTPL in accordance with IFRS 9.
At 31 December 2022, the amount that would be required to be contractually paid at maturity of the securities above was £755m higher (2021: £26m higher) than the carrying value.